Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

	2024	2023
Decommissioning Liabilities, Beginning of Year	4,155	3,559
Liabilities Incurred	24	14
Liabilities Acquired (Note 5) (1)	—	5
Liabilities Settled	(234)	(221)
Liabilities Disposed (Note 5) (1)	(72)	(5)
Change in Estimated Future Cash Flows	276	330
Change in Discount Rates	132	265
Unwinding of Discount on Decommissioning Liabilities (Note 7)	225	220
Exchange Rate Movements and Other	28	(12)
Decommissioning Liabilities, End of Year	4,534	4,155
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s decommissioning liabilities was $2 million.

Description Of Major Assumptions Made Concerning Future Events Other Provisions Explanatory
Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	Sensitivity	2024		2023
As at December 31,	Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(487)	595	(387)	515
Inflation Rate	± one percent	615	(507)	519	(392)